Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Schedule of Cash In the Consolidated Statements of Financial Position
	As of December 31, 2023	As of December 31, 2022
	USD	USD
Cash at banks	467,235	161,022
Cash in the consolidated statements of financial position	467,235	161,022

Schedule of Cash In the Consolidated Statements of Cash Flows
	2023	2022
	USD	USD
Cash in the consolidated statements of cash flows	467,235	161,022